CARNIVAL CORPORATION & PLC CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Total	Common stock	Ordinary shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive (loss) income	Treasury stock
Beginning Balances at Nov. 30, 2008	$ 19,137	$ 6	$ 354	$ 7,925	$ 13,771	$ (623)	$ (2,296)
Comprehensive income
Net income	1,790				1,790
Change in foreign currency translation adjustment	1,043					1,043
Other	42					42
Total comprehensive income	2,875
Purchases and sales under the Stock Swap program and other	27			(5)			32
Ending Balances at Nov. 30, 2009	22,039	6	354	7,920	15,561	462	(2,264)
Comprehensive income
Net income	1,978				1,978
Change in foreign currency translation adjustment	(664)					(664)
Other	(52)					(52)
Total comprehensive income	1,262
Cash dividends declared	(315)				(315)
Purchases and sales under the Stock Swap program and other	45		1	174			(130)
Ending Balances at Nov. 30, 2010	23,031	6	355	8,094	17,224	(254)	(2,394)
Comprehensive income
Net income	1,912				1,912
Change in foreign currency translation adjustment	(24)					(24)
Other	69					69
Total comprehensive income	1,957
Cash dividends declared	(787)				(787)
Purchases of treasury stock under the Repurchase Program and other	(369)		2	86			(457)
Ending Balances at Nov. 30, 2011	$ 23,832	$ 6	$ 357	$ 8,180	$ 18,349	$ (209)	$ (2,851)